Equity (Details 4) - R$ / shares	Oct. 31, 2025	Jun. 30, 2025	Oct. 31, 2024	Aug. 31, 2024
1st Program 2024 [Member] | 01.05.2025 [Member]
Shares granted				397,742
Exercise price, share options granted				R$ 8.62
1st Program 2024 [Member] | 10.25.2025 [Member]
Shares granted		51,605	516,047
Exercise price, share options granted		R$ 11.75	R$ 8.19
1st Program 2024 [Member] | 10.25.2026 [Member]
Shares granted			516,050
Exercise price, share options granted			R$ 8.19
1st Program 2024 [Member] | 10.25.2027 [Member]
Shares granted			516,058
Exercise price, share options granted			R$ 8.19
1st Program 2024 [Member] | 04.30.2025 [Member]
Shares granted		39,564
Exercise price, share options granted		R$ 11.75
1st Program 2024 [Member] | 04.30.2026 [Member]
Shares granted		39,564
Exercise price, share options granted		R$ 11.75
3rd Program 2025 [Member] | 04.25.2027 [Member]
Shares granted	886,265
Exercise price, share options granted	R$ 12.10
2nd Program 2024 [Member] | 05.01.2027 [Member]
Shares granted		1,910,717
Exercise price, share options granted		R$ 15.41
Interest rate - shares granted [Line Items]		10.00%
Volatility - shares granted		21.73%
4th Program 2025 [Member] | 05.02.2028 [Member]
Shares granted	2,738,579
Exercise price, share options granted	R$ 15.91
Interest rate - shares granted [Line Items]	10.00%
Volatility - shares granted	22.46%